Premises and Equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Depreciation and amortization of premises and equipment	$ 2,678	$ 2,596	$ 1,992